UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY                   11/14/03
----------------------         ---------------------          ------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:  $565,063
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number              Name

1.        28-                               Karsch Associates, LLC
2.        28-                               Karsch Capital II, LP
3.        28-                               Karsch Capital, Ltd.
----      -------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                         September 30, 2003


Column 1                        Column 2        Column 3       Column 4      Column    5           Column 6   Column 7    Column 8

                                                                 1,000
Name                             Title                          Market Value   Shares/    Sh/ Put/   Invstmt   Other     Voting
of Issuer                        of Class        CUSIP          (x$1,000)      Prn Amt.   Prn Call   Discretn  Managers  Authority
---------                        --------        -----          ---------      --------   --- ----   --------  --------  ---------
Action Performance Cos Inc       COM             004933107       13,295          544,000  SH         Shared    1         Shared
Agere Systems Inc                CL B            00845V209        3,489        1,207,207  SH         Shared    1         Shared
Agere Systems Inc                CL A            00845V100            0                5  SH         Shared    1         Shared
Allmerica Finl Corp              COM             019754100       17,141          719,900  SH         Shared    1         Shared
American Std Cos Inc Del         COM             029712106        6,487           77,000  SH         Shared    1         Shared
American Tower Systems           CL A            029912201        4,465          439,880  SH         Shared    1         Shared
Anntaylor Stores Corp            COM             036115103        2,025           63,000  SH         Shared    1         Shared
Anteon Intl Corp                 COM             03674E108        2,295           75,000  SH         Shared    1         Shared
AOL Time Warner Inc.             COM             00184A105        1,964          130,000  SH         Shared    1         Shared
Apria Healthcare Group Inc       COM             037933108       15,730          574,500  SH         Shared    1         Shared
Astoria Finl Corp                COM             046265104       6,396           207,000  SH         Shared    1         Shared
Baxter Intl Inc                  COM             071813109        5,667          195,000  SH         Shared    1         Shared
BJ's Wholesale Club Inc          COM             05548J106        6,876          355,000  SH         Shared    1         Shared
Boise Cascade Corp               COM             097383103      14,959           542,000  SH         Shared    1         Shared
Career Education Corp            COM             141665109        2,719           60,000  SH         Shared    1         Shared
Carmax Inc                       COM             143130102        6,826          209,000  SH         Shared    1         Shared
CBRL Group Inc                   COM             12489V106        5,014          141,000  SH         Shared    1         Shared
Circuit City Stores              COM             172737108       27,675        2,904,000  SH         Shared    1         Shared
Cirrus Logic Inc.                COM             172755100        2,639          478,000  SH         Shared    1         Shared
CIT Group Inc.                   COM             125581108       11,044          384,000  SH         Shared    1         Shared
Computer Assoc Intl Inc          COM             204912109        4,334          166,000  SH         Shared    1         Shared
Comverse Technology Inc          COM PAR $0.10   205862402          988           66,000  SH         Shared    1         Shared
Corning Incorporated             COM             219350105       18,944        2,011,000  SH         Shared    1         Shared
CVS Corp                         COM             126650100        5,765          185,600  SH         Shared    1         Shared
Dial Corp New                    COM             25247D101        8,616          400,000  SH         Shared    1         Shared
Dobson Communications Corp       COM             256069105        8,335        1,026,500  SH         Shared    1         Shared
Doubleclick Inc.                 COM             258609304        9,217          855,000  SH         Shared    1         Shared
FTI consulting Inc               COM             302941109        4,259          245,500  SH         Shared    1         Shared
Gap Inc Del                      COM             364760108        1,541           90,000  SH         Shared    1         Shared
Gemstar - TV Guide Intl Inc      COM             36866W106        9,526        2,014,000  SH         Shared    1         Shared
General Motors                   CL H NEW        370442832       14,324        1,001,000  SH         Shared    1         Shared
Hasbro Inc.                      COM             418056107       15,170          812,100  SH         Shared    1         Shared
Hilfiger Tommy Corp              ORD             G8915Z102        7,992          671,000  SH         Shared    1         Shared
International Game Technolog     COM             459902102       13,625          484,000  SH         Shared    1         Shared
Intersil Corp                    CL A            46069s109        1,428           60,000  SH         Shared    1         Shared
ITT Educational Services Inc     COM             45068B109        2,328           48,590  SH         Shared    1         Shared
Kellwood Co                      COM             488044108        6,754          201,900  SH         Shared    1         Shared
Komag Inc                        COM NEW         500453204        8,308          474,200  SH         Shared    1         Shared
Koninklijke Phillips Electrs     NY REG SH NEW   500472303        2,292          100,000  SH         Shared    1         Shared
Maxtor Corp                      COM NEW         577729205       17,038        1,400,000  SH         Shared    1         Shared
McDonalds Corp                   COM             580135101        7,933          337,000  SH         Shared    1         Shared
Metro Goldwyn Mayer Inc          COM             591610100       19,167        1,249,500  SH         Shared    1         Shared
MI Devs Inc                      CL A SUB VTG    55304X104       10,442          460,000  SH         Shared    1         Shared
Monster Worlwide Inc             COM             611742107        2,270           90,000  SH         Shared    1         Shared
Multimedia Games Inc             COM             625453105        5,277          145,000  SH         Shared    1         Shared
Navistar Intl Corp New           COM             63934E108        3,467           93,000  SH         Shared    1         Shared
Neoware Sys Inc                  COM             64065P102          256           15,000  SH         Shared    1         Shared
Nextel Communications Inc        CL A            65332V103       16,458          835,000  SH         Shared    1         Shared
Novell Inc                       COM             670006105        4,404          831,000  SH         Shared    1         Shared
NTL Inc                          COM             62940M104       12,595          272,215  SH         Shared    1         Shared
Park Pl Entmt Corp               COM             700690100        3,334          370,000  SH         Shared    1         Shared
Pep Boys Manny Moe & Jack        COM             713278109        3,825          250,000  SH         Shared    1         Shared
Pier 1 Imports Inc               COM             720279108        9,120          474,000  SH         Shared    1         Shared
Polo Ralph Lauren Corp           CL A            731572103          196            7,300  SH         Shared    1         Shared
Primedia Inc                     COM             74157K101          518          181,900  SH         Shared    1         Shared
Priority Healthcare Corp         CL B            74264T102        2,946          143,000  SH         Shared    1         Shared
Regal Entmt Group                CL A            758766109        1,749           94,010  SH         Shared    1         Shared
Skillsoft Plc                    SPONSORED ADR   830928107        4,465          599,300  SH         Shared    1         Shared
Sonic Corp                       COM             835451105        3,226          128,000  SH         Shared    1         Shared
Sony Corp                        ADR NEW         835699307       13,015          374,000  SH         Shared    1         Shared
Starbucks Corp                   COM             855244109        4,493          156,000  SH         Shared    1         Shared
Station Casinos                  COM             857689103        2,540           83,000  SH         Shared    1         Shared
Target Corp                      COM             87612E106       11,515          306,000  SH         Shared    1         Shared
Tech Data Corp                   COM             878237106        2,141           69,400  SH         Shared    1         Shared
Tellium Inc.                     COM             87967E107          158          115,600  SH         Shared    1         Shared
Thermo Electron Corp             COM             883556102        9,049          417,000  SH         Shared    1         Shared
Trident Microsystems Inc         COM             895919108        4,149          316,700  SH         Shared    1         Shared
Tyco Intl Ltd New                COM             902124106       18,142          888,000  SH         Shared    1         Shared
VCA Antech Inc                   COM             918194101        2,685          114,000  SH         Shared    1         Shared
Warnaco Group Inc                CL A NEW        934390402        5,325          342,000  SH         Shared    1         Shared
Wendy Intl Inc                   COM             950590109        7,526          233,000  SH         Shared    1         Shared
Western Wireless Corp            CL A            95988E204        2,146          114,800  SH         Shared    1         Shared
Whirlpool Corp.                  COM             963320106        3,389           50,000  SH         Shared    1         Shared
Yahoo Inc                        COM             984332106        9,626          272,000  SH         Shared    1         Shared
Yankee Candle Co Inc             COM             984757104       30,066        1,180,000  SH         Shared    1         Shared
Zale Corp New                    COM             988858106        4,352           98,000  SH         Shared    1         Shared
Zebra Technologies Corp          COM             989207105        5,611          109,000  SH         Shared    1         Shared

                                 Total                          565,063








03407.0004 #442751